Summary of Significant Accounting Policies (Details Narrative) - USD ($)	6 Months Ended		12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Jun. 30, 2019	Jun. 30, 2018
Accounting Policies [Abstract]
Cash equivalents
Antidilutive securities excluded from computation of earnings per share	37,172,261,904	5,309,000,000	5,309,000,000	2,813,000,000